Equity (Schedule of Share Options Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding
Number Outstanding on December 31, 2012	351,286
Options Exercisable
Number exercisable on December 31, 2012	120,037
$1.80 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	300,000
Weighted Average Remaining Contractual Life	9 years 3 months 26 days
Options Exercisable
Number exercisable on December 31, 2012	75,002
Exercise Price	$ 1.80
$10.16 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	6,250
Weighted Average Remaining Contractual Life	6 years 7 months 6 days
Options Exercisable
Number exercisable on December 31, 2012	6,250
Exercise Price	$ 10.16
$10.20 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	6,250
Weighted Average Remaining Contractual Life	7 years 3 months
Options Exercisable
Number exercisable on December 31, 2012	4,167
Exercise Price	$ 10.20
$11.08 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	12,500
Weighted Average Remaining Contractual Life	6 years 7 months 6 days
Options Exercisable
Number exercisable on December 31, 2012	8,332
Exercise Price	$ 11.08
$12.00 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	15,222
Weighted Average Remaining Contractual Life	6 months
Options Exercisable
Number exercisable on December 31, 2012	15,222
Exercise Price	$ 12.00
$20.00 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	8,600
Weighted Average Remaining Contractual Life	3 years
Options Exercisable
Number exercisable on December 31, 2012	8,600
Exercise Price	$ 20.00
$24.00 [Member]
Options Outstanding
Number Outstanding on December 31, 2012	2,464
Weighted Average Remaining Contractual Life	1 year 5 months 1 day
Options Exercisable
Number exercisable on December 31, 2012	2,464
Exercise Price	$ 24.00